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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21853

NORTHERN LIGHTS VARIABLE TRUST

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James P. Ash, Esq.

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end: December 31st

Date of reporting period: June 30, 2014 - July 1, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - 7TWELVE BALANCED PORTFOLIO									Item 1, Exhibit 1
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	iShares Core Total US Bond Market ETF	AGG	464287226
2	SPDR Barclays Capital Intl Treasury Bond	BWX	78464A516
3	SPDR Barclays Cap S/T Intl Treasury Bond	BWZ	78464A334
4	PowerShares DB Commodity Index Tracking	DBC	73935S105	2/19/15 Consent Soliciation	1. Approve the substiution of Invesco for DBCs as managing owener of the fund pursuant to the trust agreement and the transfer of DBCs general units to Invesco 2. Approve and adopt the amendment and restatement of the trust agreement as described in the consent solicitation statement and set forth in annex A	MGMT	Yes	12d-1(f)	FOR/ FOR
5	FIDELITY INST MMKT PORT CL-I #59	FMPXX	316175207
6	Spartan International Index Fund - Fidelity Advantage Class #1522	FSIVX	315911875
7	iShares Core MSCI Emerging Markets ETF	IEMG	46434G103
8	iShares S&P North Amer Natural Resources	IGE	464287374
9	iShares Core S&P Mid-Cap ETF	IJH	464287507
10	iShares Barclays TIPS Bond	TIP	464287176
11	Vanguard Small Cap Value ETF	VBR	922908611
12	Vanguard REIT Index ETF	VNQ	922908553
13	Vanguard S&P 500 ETF	VOO	922908413
14	Vanguard Shrt-Term Infl-Prot Sec Idx ETF	VTIP	922020805

Registrant: NORTHERN LIGHTS VARIABLE TRUST - ADAPTIVE ALLOCATION PORTFOLIO										Item 1, Exhibit 2
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date		(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
	Company Name	Ticker	CUSIP	Meeting Date	Meeting Type	Proposal Number	Description	Proposal Type	Y	Vote Cast	For/ Against Mgmt
1	Nuveen High Yield Muni Bond Fund, Class I	NHMRX	67065Q772	8/5/2014	Special	4	ELECTION OF DIRECTORS: 1) WILLIAM ADAMS IV, 2) ROBERT P. BREMNER, 3) JACK B. EVANS, 4) WILLIAM C. HUNTER, 5) DAVID J. KUNDERT, 6) JOHN K. NELSON, 7) WILLIAM J. SCHNIEIDER, 8) THOMAS S. SCHREIER JR., 9) JUDITH M. STOCKDALE, 10) CAROLE E. STONE, 11) VIRGINIA L. STRINGER, 12) TERENCE J. TOTH	MGMT	YES	MIRROR	N/A
2	Nuveen High Yield Muni Bond Fund, Class I	NHMRX	67065Q772	8/5/2014	Special	1	TO APPROVE A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND NUVEEN FUND ADVISORS, LLC ("NUVEEN FUND ADVISORS"), THE FUND'S INVESTMENT ADVISER	MGMT	YES	MIRROR	N/A
3	Nuveen High Yield Muni Bond Fund, Class I	NHMRX	67065Q772	8/5/2014	Special	2	TO APPROVE A NEW SUB-ADVISORY AGREEMENT BETWEEN THE NUVEEN FUND ADVISORS AND NUVEEN ASSET MANAGEMENT LLC	MGMT	YES	MIRROR	N/A
4	Nuveen High Yield Muni Bond Fund, Class I	NHMRX	67065Q772	8/5/2014	Special	3A	TO APPROVE REVISION OF THE FUNDAMENTAL POLICY RELATED TO PURCHASE AND SALE OF COMMODITIES	MGMT	YES	MIRROR	N/A
5	Nuveen High Yield Muni Bond Fund, Class I	NHMRX	67065Q772	8/5/2014	Special	3B	TO APPROVE REVISION OF THE FUNDAMENTAL POLICY RELATED TO ISSUING SENIOR SECURITIES	MGMT	YES	MIRROR	N/A
6	Nuveen High Yield Muni Bond Fund, Class I	NHMRX	67065Q772	8/5/2014	Special	3C	TO APPROVE REVISION OF THE FUNDAMENTAL POLICY RELATED TO UNDERWRITING	MGMT	YES	MIRROR	N/A
7	Nuveen High Yield Muni Bond Fund, Class I	NHMRX	67065Q772	8/5/2014	Special	3D	TO APPROVE REVISION OF THE FUNDAMENTAL POLICY RELATED TO THE PURCHASE AND SALE OF REAL ESTATE	MGMT	YES	MIRROR	N/A
8	Nuveen High Yield Muni Bond Fund, Class I	NHMRX	67065Q772	8/5/2014	Special	3E	TO APPROVE REVISION OF THE FUNDAMENTAL POLICY RELATED TO DIVERSIFICATION	MGMT	YES	MIRROR	N/A
9	Nuveen High Yield Muni Bond Fund, Class I	NHMRX	67065Q772	8/5/2014	Special	3F	TO APPROVE ELIMINATION OF THE FUNDAMENTAL POLICY RELATED TO PERMITTED INVESTMENTS	MGMT	YES	MIRROR	N/A
10	Nuveen High Yield Muni Bond Fund, Class I	NHMRX	67065Q772	8/5/2014	Special	3G	TO APPROVE ELIMINATION OF THE FUNDAMENTAL POLICY RELATED TO PLEDGING ASSETS	MGMT	YES	MIRROR	N/A
11	Nuveen High Yield Muni Bond Fund, Class I	NHMRX	67065Q772	8/5/2014	Special	3I	TO APPROVE ELIMINATION OF THE FUNDAMENTAL POLICY RELATED TO SHORT SALES AND PURCHASE ON MARGIN	MGMT	YES	MIRROR	N/A
12	Nuveen High Yield Muni Bond Fund, Class I	NHMRX	67065Q772	8/5/2014	Special	3J	TO APPROVE ELIMINATION OF THE FUNDAMENTAL POLICY RELATED TO WRITING OPTIONS	MGMT	YES	MIRROR	N/A
13	Direxion Daily S&P 500 Bull 3X Shares	SPXL	25459W862	9/10/2014	Special	1	ELECTION OF DIRECTORS: 1)GERALD E. SHANLEY III, 2) JOHN A. WEISSER, 3) DAVID L. DRISCOLL, 4) JACOB C. GAFFEY, 5) DANIEL D. O'NEILL, 6) ERIC W. FALKEIS	MGMT	YES	MIRROR	N/A
14	Direxion Daily Emerging Markets Bull 3X Shares	EDC	25459y686	9/10/2014	Special	1	ELECTION OF DIRECTORS: 1)GERALD E. SHANLEY III, 2) JOHN A. WEISSER, 3) DAVID L. DRISCOLL, 4) JACOB C. GAFFEY, 5) DANIEL D. O'NEILL, 6) ERIC W. FALKEIS	MGMT	YES	MIRROR	N/A

Registrant: NORTHERN LIGHTS VARIABLE TRUST - BTS TACTICAL FIXED INCOME VIT FUND									Item 1, Exhibit 3
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3	N/A - There were no proxies voted during the reporting period.
4

Registrant: NORTHERN LIGHTS VARIABLE TRUST - CHANGING PARAMETERS PORTFOLIO									Item 1, Exhibit 4
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type & Number	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Nuveen HY Muni Bond Fund CL I	NHMRX US	67065Q772	8/5/2014 Special Meeting	Directors Recommend: A vote for election of the following nominees 1. 01- William Adams IV, 02- Robert P Bremner, 03-Jack B. Evans, 04-William C. Hunter, 05-David J. Kundert, 06-John K. Nelson, 07-Qilliam J. Schneider, 08-Thomas S. Schreier, Jr. 09- Judith M. Stockdale, 10-Carole, E. Stone, 11-Virginia L. Stringer, 12-Terrence J. Toth Proposal(s) 1. To approve a new investment management agreement between the fund and Nuveen Fund Advisors, LLC ("Nuveen Fund Advisors"), The Fund's Investment Adviser. 2. To approve a new sub-advisory agreement between Nuveen Fund Advisors and Nuveen Asset Management, LLC. 3A. To approve revision of the fundamental policy related to the purchase and sale of commodities. 3B. To approve a revision of the fundamental policy related to the issuing senior securities. 3C. To approve a revision of the fundamental policy related to underwriting. 3D. To approve a revision of the fundamental policy related to the purchase and sale of real estate. 3E. To approve a revision of the fundamental policy related to diversification. 3D. To approve a revision of the fundamental policy related to the purchase and sale of real estate. 3E. To approve a revision of the fundamental policy related to diversification. 3F. To approve elimination of the fundamental policy related to permitted investments. 3G. To approve elimination of the fundamental policy related to pledging assets. 3I. To approve elimination of the fundamental policy related to short sales and purchases on margin. 3J. To approve elimination of the fundamental policy related to writing options.	MGMT 1 - 3J	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
2	Prudential HY Inc Fund CL Z	PHYZX	74440Y801	11/26/2014 Special Meeting	Directors Recommends: A vote for election of the following nominees. 01-Ellen S. Alberding, 02-Kevin J. Bannon, 03- Linda W. Bynoe, 04- Keith F. Hartstein, 05-Michael S. Hyland, 06-Stephen P. Munn, -7-James E. Quinn, 08-Richard A. Redeker, 09-Stephen G. Stoneburn, 10-Grace C. Torres, 11-Stuart S. Parker, 12-Scott E. Benjamin Proposal(s) 2. To approve a policy to permit PI to enter into, or make material changes to, subadvisory agreements with subadvisers that are wholly-owned subsidiaries of Prudential Investmnes LLC or a sister company without a shareholder approval. 3. To approve a proposal to designate the fund's invesments objective as a non-fundamental policy of the fund.	MGMT 1 - 3	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
3	Lord Abbett Bond Debenture Fund I	LBNYX	544004401	12/4/2014 Special Meeting	Directors Recommend: A vote for election of the following nominees 1. 01-E. Thayer Bigelow, 02--Robert B. Calhoun, Jr. 03-Eric C. Fast, 04-Daria L. Foster, 05-Evelyn E. Guernsey, 06-Julie A. Hill, 07- Franklin W. Hobbs, 08-James M. McTaggart, 09-James LL Tullis Proposal(s) * Note* Such other business as may properly come before the meeting or any adjournment thereof	MGMT 2 - 3	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
4	Pimco 0-5 YR HY Corp Bd	HYS	72201R783	4/20/2015 Special Meeting	Directors Recommend: A vote for election of the following nominees 1.-01 George E. Borst, 02-Jennifer Holden Dunbar, 03-Douglas M. Hodge, 04- Gary F. Kennedy, 05-Peter B. McCarthy, 06-Ronald C. Parker Proposal(s) *Note* Such other business as may properly come before the meeting or any adjournment thereof.	MGMT	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
5
6

Registrant: NORTHERN LIGHTS VARIABLE TRUST - INNEALTA CAPITAL COUNTRY ROTATION PORTFOLIO					Item 1, Exhibit 5
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through July 24, 2014

Meeting Date Range:		01-JUL-2014 - 30-JUN-2015	Report Date:	8/19/2015
Page 1 of 1
Innealta Capital Country Rotation Fund

PIMCO FUNDS

	Security:	72201R783	Agenda Number:		934137286
	Ticker:	HYS		Meeting Type:	Special
	ISIN:	US72201R7834		Meeting Date:	4/20/2015

Prop. #	Proposal		Proposed by	Proposal Vote	For/Against Management's Recommendation
1.	DIRECTOR
	1	GEORGE E. BORST	Mgmt	For	For
	2	JENNIFER HOLDEN DUNBAR	Mgmt	For	For
	3	DOUGLAS M. HODGE	Mgmt	For	For
	4	GARY F. KENNEDY	Mgmt	For	For
	5	PETER B. MCCARTHY	Mgmt	For	For
	6	RONALD C. PARKER	Mgmt	For	For

Registrant: NORTHERN LIGHTS VARIABLE TRUST - INNEALTA CAPITAL SECTOR ROTATION PORTFOLIO						Item 1, Exhibit 6
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through July 24, 2014

Meeting Date Range:		01-JUL-2014 - 30-JUN-2015	Report Date:	8/19/2015
Page 1 of 1
Innealta Capital Sector Rotation Fund

PIMCO FUNDS

	Security:	72201R783	Agenda Number:		934137286
	Ticker:	HYS		Meeting Type:	Special
	ISIN:	US72201R7834		Meeting Date:	4/20/2015

Prop. #	Proposal		Proposed by	Proposal Vote	For/Against Management's Recommendation
1.	DIRECTOR
	1	GEORGE E. BORST	Mgmt	For	For
	2	JENNIFER HOLDEN DUNBAR	Mgmt	For	For
	3	DOUGLAS M. HODGE	Mgmt	For	For
	4	GARY F. KENNEDY	Mgmt	For	For
	5	PETER B. MCCARTHY	Mgmt	For	For
	6	RONALD C. PARKER	Mgmt	For	For

Registrant: NORTHERN LIGHTS VARIABLE TRUST - JNF DYNASTY LIQUID ALTERNATIVES PORTFOLIO									Item 1, Exhibit 7
Investment Company Act file number: 811-21853
Reporting Period: October 28, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3	N/A - There were no proxies voted during the reporting period.
4

Registrant: NORTHERN LIGHTS VARIABLE TRUST - JNF SSGA RETIREMENT INCOME PORTFOLIO									Item 1, Exhibit 8
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3	N/A - There were no proxies voted during the reporting period.
4

Registrant: NORTHERN LIGHTS VARIABLE TRUST - JNF SSGA SECTOR ROTATION PORTFOLIO									Item 1, Exhibit 9
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3	N/A - There were no proxies voted during the reporting period.
4

Registrant: NORTHERN LIGHTS VARIABLE TRUST - JNF SSGA TACTICAL ALLOCATION PORTFOLIO									Item 1, Exhibit 10
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3	N/A - There were no proxies voted during the reporting period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - Mariner Managed Futures Strategy Portfolio N-PX									Item 1, Exhibit 11
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3	N/A - There were no proxies voted during the reporting period.
4

Registrant: NORTHERN LIGHTS FUND TRUST - Power Income VIT									Item 1, Exhibit 12
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Prudential High-Yield A	PBHAX	74440Y801	Special: 11/26/14	Voted with Management	MGMT	Y	FOR ALL NOMINEES	FOR
2	Lord Abbett High-Yield A	LHYAX	54400N102	Special: 12/04/14	Voted with Management	MGMT	Y	FOR ALL NOMINEES	FOR
3	PIMCO 0-5 Year High Yield Corp.	HYS	72201R783	Special: 04/20/15	Voted with Management	MGMT	Y	FOR ALL NOMINEES	FOR
4
5

Registrant: NORTHERN LIGHTS VARIABLE TRUST - PROBABILITIES VIT FUND									Item 1, Exhibit 13
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3	Direxion Daily Emerging Markets Bear 3x Shares	TECL	25459W862	10-Sep-14	1.1 Elect Director Gerald E. Shanley, III	Mgmt	for	abstain	Mgmt
4					1.2 Elect Director John A. Weisser, Jr.	Mgmt	for	abstain	Mgmt
5					1.3 Elect Director David L. Driscoll	Mgmt	for	abstain	Mgmt
6					1.4 Elect Director Jacob C. Gaffey	Mgmt	for	abstain	Mgmt
7					1.5 Elect Director Daniel D. O'Neill	Mgmt	for	abstain	Mgmt
8					1.6 Elect Director Eric W. Falkeis	Mgmt	for	abstain	Mgmt
9

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS AGGRESSIVE GROWTH ETF PORTFOLIO									Item 1, Exhibit 14
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4
5	N/A - TOPS Aggressive Growth ETF Portfolio has not voted any proxies for the reporting period ended June 30, 2015.
6

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS BALANCED ETF PORTFOLIO										Item 1, Exhibit 15
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	1	DIRECTOR GEORGE E. BORST	MGMT	Y	FOR (6088); AGAINST(0); ABSTAIN (382)	FOR
2	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	2	DIRECTOR JENNIFER HOLDEN DUNBAR	MGMT	Y	FOR (6087); AGAINST(0); ABSTAIN (383)	FOR
3	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	3	DIRECTOR DOUGLAS M HODGE	MGMT	Y	FOR (5283); AGAINST(0); ABSTAIN (1187)	FOR
4	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	4	DIRECTOR GARY F. KENNEDY	MGMT	Y	FOR (6088); AGAINST(0); ABSTAIN (382)	FOR
5	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	5	DIRECTOR PETER B MCCARTHY	MGMT	Y	FOR (6085); AGAINST(0); ABSTAIN (385)	FOR
6	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	6	DIRECTOR RONALD C. PARKER	MGMT	Y	FOR (6085); AGAINST(0); ABSTAIN (385)	FOR
7

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS CONSERVATIVE ETF PORTFOLIO										Item 1, Exhibit 16
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	1	DIRECTOR GEORGE E. BORST	MGMT	Y	FOR (4508); AGAINST(0); ABSTAIN (283)	FOR
2	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	2	DIRECTOR JENNIFER HOLDEN DUNBAR	MGMT	Y	FOR (4507); AGAINST(0); ABSTAIN (284)	FOR
3	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	3	DIRECTOR DOUGLAS M HODGE	MGMT	Y	FOR (3912); AGAINST(0); ABSTAIN (879)	FOR
4	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	4	DIRECTOR GARY F. KENNEDY	MGMT	Y	FOR (4508); AGAINST(0); ABSTAIN (283)	FOR
5	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	5	DIRECTOR PETER B MCCARTHY	MGMT	Y	FOR (4506); AGAINST(0); ABSTAIN (285)	FOR
6	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	6	DIRECTOR RONALD C. PARKER	MGMT	Y	FOR (4506); AGAINST(0); ABSTAIN (285)	FOR
7	Pimco Funds	HYS	72201R783	SPECIAL: 04/20/2015	1	DIRECTOR GEORGE E. BORST	MGMT	Y	FOR (988); AGAINST(0); ABSTAIN (5)	FOR
8	Pimco Funds	HYS	72201R783	SPECIAL: 04/20/2015	2	DIRECTOR JENNIFER HOLDEN DUNBAR	MGMT	Y	FOR (988); AGAINST(0); ABSTAIN (5)	FOR
9	Pimco Funds	HYS	72201R783	SPECIAL: 04/20/2015	3	DIRECTOR DOUGLAS M HODGE	MGMT	Y	FOR (769); AGAINST(0); ABSTAIN (224)	FOR
10	Pimco Funds	HYS	72201R783	SPECIAL: 04/20/2015	4	DIRECTOR GARY F. KENNEDY	MGMT	Y	FOR (988); AGAINST(0); ABSTAIN (5)	FOR
11	Pimco Funds	HYS	72201R783	SPECIAL: 04/20/2015	5	DIRECTOR PETER B MCCARTHY	MGMT	Y	FOR (988); AGAINST(0); ABSTAIN (5)	FOR
12	Pimco Funds	HYS	72201R783	SPECIAL: 04/20/2015	6	DIRECTOR RONALD C. PARKER	MGMT	Y	FOR (988); AGAINST(0); ABSTAIN (5)	FOR
13	Pimco Funds	MINT	72201R833	SPECIAL: 04/20/2015	1	DIRECTOR GEORGE E. BORST	MGMT	Y	FOR (989); AGAINST(0); ABSTAIN (2)	FOR
14	Pimco Funds	MINT	72201R833	SPECIAL: 04/20/2015	2	DIRECTOR JENNIFER HOLDEN DUNBAR	MGMT	Y	FOR (989); AGAINST(0); ABSTAIN (2)	FOR
15	Pimco Funds	MINT	72201R833	SPECIAL: 04/20/2015	3	DIRECTOR DOUGLAS M HODGE	MGMT	Y	FOR (611); AGAINST(0); ABSTAIN (380)	FOR
16	Pimco Funds	MINT	72201R833	SPECIAL: 04/20/2015	4	DIRECTOR GARY F. KENNEDY	MGMT	Y	FOR (989); AGAINST(0); ABSTAIN (2)	FOR
17	Pimco Funds	MINT	72201R833	SPECIAL: 04/20/2015	5	DIRECTOR PETER B MCCARTHY	MGMT	Y	FOR (989); AGAINST(0); ABSTAIN (2)	FOR
18	Pimco Funds	MINT	72201R833	SPECIAL: 04/20/2015	6	DIRECTOR RONALD C. PARKER	MGMT	Y	FOR (989); AGAINST(0); ABSTAIN (2)	FOR
19

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS GROWTH ETF PORTFOLIO										Item 1, Exhibit 17
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	1	DIRECTOR GEORGE E. BORST	MGMT	Y	FOR (3104); AGAINST(0); ABSTAIN (195)	FOR
2	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	2	DIRECTOR JENNIFER HOLDEN DUNBAR	MGMT	Y	FOR (3104); AGAINST(0); ABSTAIN (195)	FOR
3	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	3	DIRECTOR DOUGLAS M HODGE	MGMT	Y	FOR (2694); AGAINST(0); ABSTAIN (605)	FOR
4	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	4	DIRECTOR GARY F. KENNEDY	MGMT	Y	FOR (3104); AGAINST(0); ABSTAIN (195)	FOR
5	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	5	DIRECTOR PETER B MCCARTHY	MGMT	Y	FOR (3103); AGAINST(0); ABSTAIN (196)	FOR
6	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	6	DIRECTOR RONALD C. PARKER	MGMT	Y	FOR (3103); AGAINST(0); ABSTAIN (196)	FOR
7

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK BALANCED ETF PORTFOLIO										Item 1, Exhibit 18
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	1	DIRECTOR GEORGE E. BORST	MGMT	Y	FOR (869591); AGAINST(0); ABSTAIN (54542)	FOR
2	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	2	DIRECTOR JENNIFER HOLDEN DUNBAR	MGMT	Y	FOR (869424); AGAINST(0); ABSTAIN (54709)	FOR
3	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	3	DIRECTOR DOUGLAS M HODGE	MGMT	Y	FOR (754601); AGAINST(0); ABSTAIN (169532)	FOR
4	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	4	DIRECTOR GARY F. KENNEDY	MGMT	Y	FOR (869572); AGAINST(0); ABSTAIN (54561)	FOR
5	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	5	DIRECTOR PETER B MCCARTHY	MGMT	Y	FOR (869193); AGAINST(0); ABSTAIN (54940)	FOR
6	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	6	DIRECTOR RONALD C. PARKER	MGMT	Y	FOR (869184); AGAINST(0); ABSTAIN (54949)	FOR
7
8

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK GROWTH ETF PORTFOLIO										Item 1, Exhibit 19
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	1	DIRECTOR GEORGE E. BORST	MGMT	Y	FOR (606324); AGAINST(0); ABSTAIN (38030)	FOR
2	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	2	DIRECTOR JENNIFER HOLDEN DUNBAR	MGMT	Y	FOR (606208); AGAINST(0); ABSTAIN (38146)	FOR
3	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	3	DIRECTOR DOUGLAS M HODGE	MGMT	Y	FOR (526147); AGAINST(0); ABSTAIN (118207)	FOR
4	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	4	DIRECTOR GARY F. KENNEDY	MGMT	Y	FOR (606311); AGAINST(0); ABSTAIN (38043)	FOR
5	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	5	DIRECTOR PETER B MCCARTHY	MGMT	Y	FOR (606047); AGAINST(0); ABSTAIN (38307)	FOR
6	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	6	DIRECTOR RONALD C. PARKER	MGMT	Y	FOR (606041); AGAINST(0); ABSTAIN (38313)	FOR
7

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK FLEX ETF PORTFOLIO										Item 1, Exhibit 20
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	1	DIRECTOR GEORGE E. BORST	MGMT	Y	FOR (44391); AGAINST(0); ABSTAIN (2784)	FOR
2	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	2	DIRECTOR JENNIFER HOLDEN DUNBAR	MGMT	Y	FOR (44382); AGAINST(0); ABSTAIN (2793)	FOR
3	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	3	DIRECTOR DOUGLAS M HODGE	MGMT	Y	FOR (38521); AGAINST(0); ABSTAIN (8654)	FOR
4	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	4	DIRECTOR GARY F. KENNEDY	MGMT	Y	FOR (44390); AGAINST(0); ABSTAIN (2785)	FOR
5	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	5	DIRECTOR PETER B MCCARTHY	MGMT	Y	FOR (44370); AGAINST(0); ABSTAIN (2805)	FOR
6	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	6	DIRECTOR RONALD C. PARKER	MGMT	Y	FOR (44370); AGAINST(0); ABSTAIN (2805)	FOR
7

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MODERATE GROWTH ETF PORTFOLIO										Item 1, Exhibit 21
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	1	DIRECTOR GEORGE E. BORST	MGMT	Y	FOR (2634); AGAINST(0); ABSTAIN (165)	FOR
2	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	2	DIRECTOR JENNIFER HOLDEN DUNBAR	MGMT	Y	FOR (2633); AGAINST(0); ABSTAIN (166)	FOR
3	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	3	DIRECTOR DOUGLAS M HODGE	MGMT	Y	FOR (2286); AGAINST(0); ABSTAIN (513)	FOR
4	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	4	DIRECTOR GARY F. KENNEDY	MGMT	Y	FOR (2634); AGAINST(0); ABSTAIN (165)	FOR
5	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	5	DIRECTOR PETER B MCCARTHY	MGMT	Y	FOR (2633); AGAINST(0); ABSTAIN (166)	FOR
6	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	6	DIRECTOR RONALD C. PARKER	MGMT	Y	FOR (2633); AGAINST(0); ABSTAIN (166)	FOR
7

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO										Item 1, Exhibit 22
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	1	DIRECTOR GEORGE E. BORST	MGMT	Y	FOR (905599); AGAINST(0); ABSTAIN (56801)	FOR
2	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	2	DIRECTOR JENNIFER HOLDEN DUNBAR	MGMT	Y	FOR (905426); AGAINST(0); ABSTAIN (56974)	FOR
3	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	3	DIRECTOR DOUGLAS M HODGE	MGMT	Y	FOR (785848); AGAINST(0); ABSTAIN (176552)	FOR
4	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	4	DIRECTOR GARY F. KENNEDY	MGMT	Y	FOR (905580); AGAINST(0); ABSTAIN (56820)	FOR
5	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	5	DIRECTOR PETER B MCCARTHY	MGMT	Y	FOR (905185); AGAINST(0); ABSTAIN (57215)	FOR
6	Pimco Funds	STPZ	72201R205	SPECIAL: 04/20/2015	6	DIRECTOR RONALD C. PARKER	MGMT	Y	FOR (905176); AGAINST(0); ABSTAIN (57224)	FOR
7

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   NORTHERN LIGHTS VARIABLE TRUST

By (Signature and Title)*  /s/ Andrew B. Rogers

                                              Andrew B. Rogers, President

Date: August 20, 2015

* Print the name and title of each signing officer under his or her signature.